ACCOUNTS RECEIVABLE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of year	$ 42,471	$ 34,259	$ 25,691
Additions	7,400	12,000	13,907
Deconsolidation of a subsidiary	(160)	0	0
Written off	(784)	(714)	(5,499)
Translation adjustment	(838)	(3,074)	160
Balance at the end of year	$ 48,089	$ 42,471	$ 34,259